Note 12 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2023	2024	2025
Loss:
Net loss attributable to controlling shareholders	(2,908,904)	(12,605,874)	(4,264,221)
Weighted average common shares – outstanding, basic and diluted	2,763,121	2,727,698	2,755,937
Loss per share attributable to controlling shareholders - basic and diluted	(1.05)	(4.62)	(1.55)